Other Related Party Transactions (Details Narrative) (10-K) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Sublease agreement description			Pursuant to this agreement, Epic Boats paid Flux Power 10% of facility costs through the end of our lease agreement which was June 30, 2019.
Sublease rental
Other Income			$ 84,000
Customer deposits from related party				102,000
Sublease Rental Agreement [Member]
Sublease rental			$ 18,000	$ 18,000